General	12 Months Ended
Dec. 31, 2010
General [Abstract]
General
1. General:
(a) Nature of operations:
     Complete Production Services, Inc. is a provider of specialized services and products focused on developing hydrocarbon reserves, reducing operating costs and enhancing production for oil and gas companies. Complete Production Services, Inc. focuses its operations on basins within North America and manages its operations from regional field service facilities located throughout the U.S. Rocky Mountain region, Texas, Oklahoma, Louisiana, Arkansas, Pennsylvania, western Canada and Mexico. As of December 31, 2010, we also had operations in Southeast Asia, through which we provided oilfield equipment sales, rentals and refurbishment services. On July 6, 2011, we sold our operations in Southeast Asia to MTQ Corporation Limited.
     References to “Complete”, the “Company”, “we”, “our” and similar phrases are used throughout these financial statements and relate collectively to Complete Production Services, Inc. and its consolidated affiliates.
     On April 20, 2006, we entered into an underwriting agreement in connection with our initial public offering and became subject to the reporting requirements of the Securities Exchange Act of 1934. On April 21, 2006, our common stock began trading on the New York Stock Exchange under the symbol “CPX”. On April 26, 2006, we completed our initial public offering. See Note 12, “Stockholders’ equity.”
(b) Basis of presentation:
     Our consolidated financial statements are expressed in U.S. dollars and have been prepared by us in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). In preparing financial statements, we make informed judgments and estimates that affect the reported amounts of assets and liabilities as of the date of the financial statements and affect the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, we review our estimates, including those related to impairment of long-lived assets and goodwill, contingencies and income taxes. Changes in facts and circumstances may result in revised estimates and actual results may differ from these estimates.
     These audited consolidated financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair statement of the financial position of Complete as of December 31, 2010 and 2009 and the statements of operations, the statements of comprehensive income (loss), the statements of stockholders’ equity and the statements of cash flows for each of the three years in the period ended December 31, 2010. We believe that these financial statements contain all adjustments necessary so that they are not misleading. Certain reclassifications have been made in order to present results on a comparable basis with amounts for 2009.
     In May 2008, our Board of Directors authorized and committed to a plan to sell certain operations in the Barnett Shale region of north Texas, consisting primarily of our supply store business, as well as certain non-strategic drilling logistics assets and other completion and production services assets. On May 19, 2008, we sold these operations to a company owned by a former officer of one of our subsidiaries, for which we received proceeds of $50,150 and assets with a fair market value of $7,987. Accordingly, we have revised our financial statements for the year ended December 31, 2008 to classify the related results of operations of this disposal group as discontinued operations. See Note 14, “Discontinued operations.”
     On July 6, 2011, we sold our Southeast Asian products business, through which we provided oilfield equipment sales, rentals and refurbishment services, to MTQ Corporation Limited (“MTQ”), a Singapore firm which provides engineering services to oilfield and industrial equipment users and manufacturers. Proceeds from the sale of this business totaled $21,913, of which $2,613 represented cash on hand at July 6, 2011 which was transferred to us in October 2011 pursuant to the final settlement. We recorded a loss on the sale of this business of $136 as of September 30, 2011. Prior to the sale of this business, we presented a product sales operating segment which contained this operation as well as our equipment repair and fabrication business in north Texas. We have classified this disposal group as discontinued operations for all periods presented and combined the remaining product sales business into our drilling services business segment. See Note 14, “Discontinued operations” and Note 15, “Segment information.”